Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares [Member]	Treasury share [Member]	Additional paid in capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2021	$ 0		$ 97,639	$ (36,173)	$ 61,466
Beginning balance (In shares) at Dec. 31, 2021	228,090,300
Share-based compensation	$ 0		874	0	874
Net loss for the period/year	0		0	(5,104)	(5,104)
Ending balance at Mar. 31, 2022	$ 0		98,513	(41,277)	57,236
Ending balance (in shares) at Mar. 31, 2022	228,090,300
Beginning balance at Dec. 31, 2021	$ 0		97,639	(36,173)	61,466
Beginning balance (In shares) at Dec. 31, 2021	228,090,300
Net loss for the period/year					(11,294)
Ending balance at Jun. 30, 2022	$ 0		99,303	(47,467)	51,836
Ending balance (in shares) at Jun. 30, 2022	228,633,120
Beginning balance at Mar. 31, 2022	$ 0		98,513	(41,277)	57,236
Beginning balance (In shares) at Mar. 31, 2022	228,090,300
Share-based compensation	$ 0		761	0	761
Exercise of options	$ 0		29	0	29
Exercise of options (in shares)	542,820
Net loss for the period/year	$ 0		0	(6,190)	(6,190)
Ending balance at Jun. 30, 2022	$ 0		99,303	(47,467)	51,836
Ending balance (in shares) at Jun. 30, 2022	228,633,120
Beginning balance at Dec. 31, 2022	$ 0	$ (1,218)	101,260	(63,819)	36,223	[1]
Beginning balance (In shares) at Dec. 31, 2022	232,636,700	(11,640,460)
Share-based compensation	$ 0	$ 0	484	0	484
Net loss for the period/year	0	0	0	(8,753)	(8,753)
Ending balance at Mar. 31, 2023	$ 0	$ (1,218)	101,744	(72,572)	27,954
Ending balance (in shares) at Mar. 31, 2023	232,636,700	(11,640,460)
Beginning balance at Dec. 31, 2022	$ 0	$ (1,218)	101,260	(63,819)	36,223	[1]
Beginning balance (In shares) at Dec. 31, 2022	232,636,700	(11,640,460)
Net loss for the period/year					(16,723)
Ending balance at Jun. 30, 2023	$ 0	$ (1,218)	103,751	(80,542)	21,991	[1]
Ending balance (in shares) at Jun. 30, 2023	248,058,700	(11,640,460)
Beginning balance at Mar. 31, 2023	$ 0	$ (1,218)	101,744	(72,572)	27,954
Beginning balance (In shares) at Mar. 31, 2023	232,636,700	(11,640,460)
Share-based compensation	$ 0	$ 0	639	0	639
Net loss for the period/year	0	0	0	(7,970)	(7,970)
Issuance of shares, net of issuance expenses	$ 0	(0)	1,368	(0)	1,368
Issuance of shares, net of issuance expenses (in shares)	15,422,000
Ending balance at Jun. 30, 2023	$ 0	$ (1,218)	$ 103,751	$ (80,542)	$ 21,991	[1]
Ending balance (in shares) at Jun. 30, 2023	248,058,700	(11,640,460)

[1]	1 American Depositary Share (ADS) represents 20 Ordinary Shares